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10.31 Fidelity Treasury Money Market Fund - C PRO-11 | Fidelity® Treasury Money Market Fund
Fund Summary Fund/Class:<br/>Fidelity® Treasury Money Market Fund/Advisor C (Class C)
Investment Objective
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Treasury Money Market Fund}	10.31 Fidelity Treasury Money Market Fund - C PRO-11 Fidelity® Treasury Money Market Fund Fidelity Treasury Money Market Fund-Advisor C Class
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[1]
[1]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Treasury Money Market Fund}	10.31 Fidelity Treasury Money Market Fund - C PRO-11 Fidelity® Treasury Money Market Fund Fidelity Treasury Money Market Fund-Advisor C Class
Management fee	0.25%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.22%
Total annual operating expenses	1.47%
Fee waiver and/or expense reimbursement	0.02%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.45%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class C of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.45% (the Expense Cap). If at any time during the current fiscal year expenses for Class C of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity® Treasury Money Market Fund}	10.31 Fidelity Treasury Money Market Fund - C PRO-11 Fidelity® Treasury Money Market Fund Fidelity Treasury Money Market Fund-Advisor C Class USD ($)
1 year	$ 248
3 years	462
5 years	800
10 years	$ 1,755

Hold Shares
Expense Example, No Redemption {- Fidelity® Treasury Money Market Fund}	10.31 Fidelity Treasury Money Market Fund - C PRO-11 Fidelity® Treasury Money Market Fund Fidelity Treasury Money Market Fund-Advisor C Class USD ($)
1 Year	$ 148
3 Years	462
5 Years	800
10 Years	$ 1,755

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

In addition, the fund normally invests at least 80% of its assets in U.S. Treasury securities and repurchase agreements for those securities.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.21%	December 31, 2018
Lowest Quarter Return	0.00%	March 31, 2009
Year-to-Date Return	0.72%	September 30, 2019

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. For the periods ended December 31, 2018
Average Annual Total Returns{- Fidelity® Treasury Money Market Fund}	Past 1 year	Past 5 years	Past 10 years
10.31 Fidelity Treasury Money Market Fund - C PRO-11 | Fidelity® Treasury Money Market Fund | Fidelity Treasury Money Market Fund-Advisor C Class | Return Before Taxes	(0.55%)	0.10%	0.05%

10.31 Fidelity Treasury Money Market Fund - C PRO-11 | Fidelity® Treasury Money Market Fund | Fidelity Treasury Money Market Fund-Advisor C Class
On Class C shares redeemed less than one year after purchase.